AVAILABLE-FOR-SALE MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 6:- AVAILABLE-FOR-SALE MARKETABLE SECURITIES

As of June 30, 2012 and December 31, 2011, all of the Company's marketable securities were classified as available-for-sale.

	June 30, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale - maturing within one year:
Governmental debentures fixed interest rate	$5,499	$12	$--	$5,511	$3,542	$--	$--	$3,542
Corporate debentures-
fixed interest rate	14,825	58	--	14,883	997	3	--	1,000
Corporate debentures floating interest rate	1,521	7	--	1,528	6,211	27	(15)	6,223

Total Available-for-sale -maturing within one year	21,845	77	--	21,922	10,750	30	(15)	10,765

Available-for-sale - maturing after one year:
Governmental debentures fixed interest rate	3,765	6	--	3,771	6,421	16	(12)	6,425
Corporate debentures
- fixed interest rate	5,790	20	(24)	5,786	13,550	25	(122)	13,453
Corporate debentures floating interest rate	10,257	63	(44)	10,276	10,294	--	(223)	10,071

Total Available-for-sale -maturing after one year	19,812	89	(68)	19,833	30,265	41	(357)	29,949

Total Available-for-sale	$41,657	$166	$(68)	$41,755	$41,015	$71	$(372)	$40,714